Group information (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of interest in subsidiaries

Information about group subsidiaries

			% Equity interest
Name	Principal activities	Country of incorporation	March 31, 2022		March 31, 2023
THCL Travel Holding Cyprus Limited	Investment Company	Cyprus	100		100
Yatra USA Corp	Investment Company	USA	100	**	100	**
Yatra USA, LLC	Travel & Travel related services	USA	100		100
Asia Consolidated DMC Pte. Ltd.	Travel & Travel related services	Singapore	100		100
Middle East Travel Management Company Private Limited	Travel & Travel related services	India	100		100
Yatra Online Limited (formerly known as Yatra Online Private Limited)	Travel & Travel related services	India	98.55	*	98.59	*
Yatra Corporate Hotel Solutions P. Ltd.	Travel & Travel related services	India	98.55	#	98.59	#
TSI Yatra Private Limited	Travel & Travel related services	India	98.55	#	98.59	#
Yatra TG Stays Private Limited	Travel & Travel related services	India	98.55	#	98.59	#
Yatra Hotel Solutions Private Limited	Travel & Travel related services	India	98.55	#	98.59	#
Yatra for Business Private Limited (formerly known as Air Travel Bureau Private Limited)	Travel & Travel related services	India	98.55	#	98.59	#
Travel.Co.In Private Limited (formerly known as Travel.Co.In Limited (TCIL))	Travel & Travel related services	India	98.55	#	98.59	#
Yatra Online Freight Services Private Limited	Freight forwarding services	India	98.55	#	98.59	#
Yatra Middle East L.L.C-FZ	Computer programming, consultancy and related activities	United Arab Emirates	-		98.59	#/***

*	Remaining shares of 1.41% (March 31, 2022: 1.45%) are held directly by the non-controlling shareholder as at March 31, 2023. Refer to note 29.

#	Remaining shares of 1.41% (March 31, 2022: 1.45%) are held indirectly by the non-controlling shareholder as at March 31, 2023 through Yatra Online Limited (formerly known as Yatra Online Private Limited), Refer to note 29.

**	Includes 18.63% (March 31, 2022: 20.93%) Class F Shares owned by Terrapin 3’s founder stockholders having no voting right. Terrapin 3’s founder stockholders also own Class F Shares in the Company having no economic value and have an exchange right to acquire Ordinary Shares of the Company. During the year ended March 31, 2022, George Brokaw, Class F shareholder of Yatra USA Corp has exchanged 15,000 Class F Shares with the Ordinary Shares of Yatra Online, Inc.. During the year ended March 31, 2023, Periscope, LLC, and Guy Barudin Class F shareholder of Yatra USA Corp has exchanged 206,223 Class F Shares with the Ordinary Shares of Yatra Online, Inc.

***	On February 9, 2023, Yatra Middle East L.L.C.-FZ was incorporated in Dubai, United Arab Emirates with principal activities of Computer programming, consultancy and related activities. Yatra Online, Inc. (the “Company”), through its subsidiary, Yatra Online Limited (formerly known as Yatra Online Private Limited) holds all of the outstanding shares of Yatra Middle East L.L.C.-FZ.